FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Credit Risk (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	CAD 59
Balance, beginning of year	61	CAD 59
Accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,385	1,396
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of year	59	86
Allowance for doubtful accounts expense	88	54
Net use	(86)	(81)
Balance, beginning of year	61	59
Accounts receivable | Less than 30 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	896	849
Accounts receivable | 30-60 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	303	298
Accounts receivable | 61-90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	113	134
Accounts receivable | Greater than 90 days past billing date
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73	115
Accounts receivable | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	CAD 489	CAD 541